Investment Objectives and Goals - FRANKLIN CALIFORNIA TAX-FREE INCOME FUND	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes, including alternative minimum tax, and exempt from California personal income taxes for California residents as is consistent with prudent investment management and the preservation of shareholders’ capital.